Basis of Presentation and Nature of Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Basis of Presentation and Nature of Operations
Basis of Presentation and Nature of Operations

Note 1 — Basis of Presentation and Nature of Operations

The condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial statements and with Form 10-Q and Article 10 of Regulation S-X of the United States Securities and Exchange Commission (the “SEC”). Accordingly, they do not contain all information and footnotes required by GAAP for annual financial statements. The condensed consolidated financial statements include the accounts of the Company and its wholly-owned and majority-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. In the opinion of the Company’s management, the accompanying unaudited condensed consolidated financial statements contain all the adjustments necessary (consisting only of normal recurring accruals) to present the financial position of the Company as of September 30, 2019 and the results of operations, changes in shareholders’ equity, and cash flows for the periods presented. The results of operations for the nine months ended September 30, 2019 are not necessarily indicative of the operating results for the full fiscal year or any future period.

These condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and related notes thereto included in the Company’s Annual Report on Form 10‑K for the year ended December 31, 2018. The Company’s accounting policies are described in the Notes to Consolidated Financial Statements in its Annual Report on Form 10‑K for the year ended December 31, 2018, and updated, as necessary, in this Quarterly Report on Form 10‑Q.

As used herein, the terms the “Company,” “Edison Nation” “we,” “us,” “our” and similar refer to Edison Nation, Inc., a Nevada corporation incorporated on July 18, 2017 under the laws of the State of Nevada as Idea Lab X Products, Inc. and also formerly known as Xspand Products Lab, Inc. prior to its name change on September 12, 2018, and/or its wholly-owned and majority-owned operating subsidiaries.

Formed in July 2017 under the laws of the State of Nevada, Edison Nation, Inc. seeks to be involved with every step of the consumer product life cycle- from ideation, to research and development, manufacturing, sales, packaging and fulfillment.  The Company also seeks to raise awareness of the Edison Nation brand name as a diversified consumer products business through a number of media channels.

As of September 30, 2019, Edison Nation, Inc. had five wholly-owned subsidiaries: S.R.M. Entertainment Limited (“SRM”), Ferguson Containers, Inc. (“Fergco”), CBAV1, LLC (“CB1”), Pirasta, LLC and Edison Nation Holdings, LLC (“EN”). Edison Nation, Inc. owns 72.15% of Cloud B, Inc. (“Cloud B”), 50% of Best Party Concepts, LLC and 50% of Ed Roses,   LLC. EN is the single member of Edison Nation, LLC and Everyday Edisons, LLC. Edison Nation, LLC is the single member of Safe TV Shop, LLC. Cloud B owns 100% of Cloud B Limited (UK) and Cloud B Pty (Australia).

On August 23, 2019, the Company formed Ed Roses, LLC, a 50% joint venture with 4Keeps Roses, Inc., to distribute preserved roses, flowers and associated gift products.

Liquidity

For the nine months ended September 30, 2019, our operations lost $4,912,541.  At September 30, 2019, we had total current assets of approximately $5,200,000 and current liabilities of approximately $12,000,000 resulting in negative working capital of approximately $6,800,000.  At September 30, 2019, we had total assets of approximately  $28,600,000 and total liabilities of approximately $17,600,000 resulting in shareholders’ equity of approximately $11,000,000.

The foregoing factors raised initial concerns about the Company’s ability to continue as a going concern. The ability to continue as a going concern is dependent upon the Company’s ability to attract significant new sources of capital, attain a reasonable threshold of operating efficiencies and achieve profitable operations from the sale of its products. The consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern. The following is additional information on our operating losses and working capital:

The Company’s operating loss for the nine months ended September 30, 2019 included $1,828,604 related to depreciation, amortization and stock-based compensation.  In addition, approximately $100,000 and $1,200,000, respectively, was related to transaction costs, restructuring charges and other non-recurring and redundant costs which are being removed or reduced. The negative working capital includes approximately $3,800,000 related to unsecured trade payables in our Cloud B acquisition. In addition, our outstanding balances under notes payable includes $0.9 million related to Cloud B. CB1 owns the senior secured position on the promissory note to Cloud B. in the amount of $2,270,000. In February 2019, CB1, pursuant to an Article 9 foreclosure action, perfected its secured UCC interest in all the assets of Cloud B to partially satisfy the outstanding balance on the note and thereby making any payments of such Cloud B trade payables and notes unlikely in the future. In addition, SRM was an unsecured creditor in the amount of approximately $1,700,000 which is not included in the $3,800,000 but at this time remains unpaid. The total liabilities of approximately $6,400,000, of which $1,700,000, or net of $4,700,000,  has been eliminated in consolidation, are not expected to be satisfied due to the foreclosure.

On October 2, 2019, the Company entered into a Share Purchase Agreement (the “PIPE Purchase Agreement”) with certain accredited investors (collectively, the “Investors”) for the private placement of 1,175,000 shares of the Company’s common stock, $0.001 par value per share, at a purchase price of $2.00 per share (the “PIPE Transaction”). In a series of four closings conducted in October 2019, the Company received net proceeds of $2,039,303 which consisted of $2,350,000 of gross proceeds offset by $310,697 of fees to placement agent and their lawyers. Alexander Capital, LP (“Alexander Capital”), a FINRA registered broker dealer, acted as placement agent with respect to the PIPE Transaction. In connection with the PIPE Transaction, Alexander Capital received a commission of $141,000, a debt restructuring fee of $64,208, a debt conversion fee of 15,889, a placement fee of $33,600 and Warrants to purchase 70,500 shares of the Company’s common stock, at an exercise price of $2.50 per share. In connection with the PIPE transaction, the convertible notes entered into on May 13, 2019 were also converted at $2.00 per share into 560,185 shares of the Company's common stock.

Management has considered possible mitigating factors within our management plan on our ability to continue for at least a year from the date these financial statements are filed. The following items are management plans:

•

Cloud B liabilities are unlikely to be paid due to CB1 holding the senior secured position and its rights under the foreclosure to the remaining assets of the entity to satisfy the outstanding obligation.

•	Raise further capital through the sale of additional equity;
•	Borrow money under debt securities;
•	The deferral of payments to related party debt holders for both principal of approximately $1,000,000 and related interest expense;
•	Cost saving initiatives related to synergies and the elimination of redundant costs of approximately $500,000, of which approximately $153,000 impacted the three months ended September 30, 2019; and
•	Possible sale of certain brands to other manufacturers.

Note 1 — Basis of Presentation and Nature of Operations

As used herein, the terms the “Company,” “Edison Nation” “we,” “us,” “our” and similar refer to Edison Nation, Inc., a Nevada corporation incorporated on July 18, 2017 under the laws of the State of Nevada as Idea Lab X Products, Inc. and also formerly known as Xspand Products Lab, Inc. prior to its name change on September 12, 2018, and/or its wholly-owned and majority-owned operating subsidiaries, and/or where applicable, its management.

Edison Nation is a vertically-integrated, end-to-end, consumer product research & development, manufacturing, sales and fulfillment company. The Company’s proprietary web-enabled platform provides a low risk, high reward platform and process to connect innovators of new product ideas with potential licensees.

As of December 31, 2018, Edison Nation, Inc. had five wholly-owned subsidiaries: S.R.M. Entertainment Limited (“SRM”), Ferguson Containers, Inc. (“Fergco”), CBAV1, LLC (“CB1”), Pirasta, LLC and Edison Nation Holdings, LLC. Edison Nation, Inc. owns 72.15% of Cloud B, Inc. and 50% of Best Party Concepts, LLC. Edison Nation Holdings, LLC is the single member of Edison Nation, LLC and Everyday Edisons, LLC. Edison Nation, LLC is the single member of Safe TV Shop, LLC. Cloud B, Inc. owns 100% of Cloud B UK and Cloud B Australia.

On February 14, 2018, the Company effected a one-for‑3.333333 reverse stock split of its issued and outstanding shares of common stock. All share information has been retroactively restated to reflect the aforementioned reverse stock split.

Liquidity

For the year ended December 31, 2018, our operations lost approximately $4,600,000 of which approximately $3,700,000 was non-cash and approximately $900,000 related to transaction costs and non-recurring items.

At December 31, 2018, we had total current assets of $5,465,484 and current liabilities of $8,878,936 resulting in negative working capital of $3,413,452, of which approximately $3,800,000 related to unsecured trade payables assumed in our Cloud B acquisition. In February 2019, our consolidating subsidiary, CBAV1, LLC, foreclosed on its promissory note it held that was secured by Cloud B, Inc.’s assets making any payments of the Cloud B trade payables unlikely. At December 31, 2018, we had total assets of $28,888,588 and total liabilities of $12,948,949 resulting in shareholders’ equity of $15,939,639.

The foregoing factors raised substantial doubt about the Company’s ability to continue as a going concern. The ability to continue as a going concern is dependent upon the Company’s ability to attract significant new sources of capital, attain a reasonable threshold of operating efficiencies and achieve profitable operations from the sale of its products. The consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Management has considered possible mitigating factors within our management plan on our ability to continue for at least a year from the date these financial statements are filed. The following items are management plans to alleviate any going concern issues:

•	Raise further capital through the sale of addition equity
•	Borrow money under debt securities.
•	The deferral of payments to related party debt holders for both principal of $932,701 and related interest expense ($239,885 in 2018).
•	Cost saving initiatives related to synergies and the elimination of redundant costs of approximately $500,000
•	Possible sale of certain brands to other manufacturers.